Income Tax (Details 6) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Income Taxes [Line Items]
Profit before income tax	$ 80,071	$ 61,178	$ 201,604	$ 164,103
Tax income (expense)	$ (12,048)	$ (9,388)	$ (36,870)	$ (22,838)